Plant and Equipment	12 Months Ended
Dec. 31, 2015
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

NOTE 8 – PLANT AND EQUIPMENT

Plant and equipment at December 31, 2015 and 2014 consisted of:

		December 31,
	Useful Life	2015	2014
Buildings	20 years	$7,045,639	$7,281,818
Operating equipment	4 to 10 years	3,475,400	3,738,522
Office equipment	5 years	127,339	131,538
Vehicles	5 to 8 years	399,364	427,849
		11,047,742	11,579,727
Less: accumulated depreciation		(4,873,896)	(4,414,388)
		$6,173,846	$7,165,339

For the years ended December 31, 2015, 2014 and 2013, depreciation expense amounted to $729,218, $739,317, and $722,401, respectively. Depreciation is not taken during the period of construction or equipment installation. Upon completion of the installation of manufacturing equipment or any construction in progress, construction in progress balances will be classified to their respective property and equipment category.